Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	As of December 31,
	2021	2020
ASSETS
Current assets:
Cash	$9,838	$4,602,243
Deferred offering costs	-	292,000
Prepaid expenses and other current assets	103,790	-
Other receivable – related party	4,221,549	-
Non-current assets
Investment in subsidiaries and VIE	35,584,716	15,034,773

Total assets	$39,919,893	$19,929,016

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to VIE	$236,442	-
Due to related parties	-	$1,184,272

STOCKHOLDERS’ EQUITY
Common stock, $0.0001 par value, 450,000,000 shares authorized, 25,677,965 and 21,149,425 issued and outstanding at December 31, 2021 and 2020, respectively	2,568	2,115
Preferred stock, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2021 and 2020	75	75
Additional paid-in capital	40,827,231	14,171,120
Statutory reserve	394,541	394,541
Retained earnings	(3,036,045)	3,353,031
Accumulated other comprehensive income	1,495,081	823,862
Total stockholders’ equity	39,683,451	18,744,744

Total liabilities and stockholders’ equity	$39,919,893	$19,929,016

Schedule of parent company statements of income and comprehensive income
	For the Years Ended December 31,
	2021	2020	2019
GENERAL AND ADMINISTRATIVE EXPENSES	$(1,937,800)	$(990,029)	$-
EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIE	(4,451,276)	4,576,721	1,278,359

NET INCOME (LOSS)	(6,389,076)	3,586,692	1,278,359
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	671,219	783,406	2,437
COMPREHENSIVE INCOME (LOSS)	$(5,717,857)	$4,370,098	$1,280,796

Schedule of parent company statements of cash flows
	For the Years Ended December 31,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(6,389,076)	$3,586,692	$1,278,359
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	971,200	-	-
Prepaid expenses and other current assets	188,211	-	-
Equity in losses (earnings) of subsidiaries and VIE	4,451,276	(4,576,721)	(1,278,359)
Net cash used in operating activities	(778,389)	(990,029)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	(3,993,808)	-	-
Investment in subsidiaries and VIE	(24,330,000)	-	-
Net cash used in investing activities	(28,323,808)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs	-	(292,000)	-
Issuance of Ordinary Shares	-	4,700,000	-
Net proceeds from the Initial Public Offering	25,685,364	-	-
Repayment of related party loans	(1,175,572)	-	-
Proceeds from related party loans	-	1,184,272	-
Net cash provided by financing activities	24,509,792	5,592,272	-

CHANGES IN CASH	(4,592,405)	4,602,243	-

CASH, beginning of year	4,602,243	-	-

CASH, end of year	$9,838	$4,602,243	$-